Organization and Nature of Operations (Details) - Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 863,198	$ 694,439
Restricted cash		39,983
Accounts receivable	6,411,049	6,013,536
Notes receivable	1,882,903	236,654
Inventories, net	2,318,144	2,349,705
Due from parent company	944,282	966,533
Due from a related party		342,053
Prepaid expense and other current assets	449,562	1,059,275
Total current assets	12,869,138	11,702,178
Non-current assets
Property, plant and equipment, net	10,771,835	10,752,745
Prepayment for purchase of Yingxuan Assets	5,362,676	5,207,346
Intangible assets, net	4,502,141	4,659,569
Finance lease right-of-use assets, net	57,786	681,845
Deferred tax assets	7,516	10,273
TOTAL ASSETS	33,571,092	33,013,956
Current liabilities
Short-term loans	6,613,276	5,726,841
Accounts payable	1,279,391	1,379,161
Due to related parties	29,994
Income tax payable	16,358	33,778
Finance lease obligation, current	1,141	45,300
Accrued expenses and other payables	381,796	477,987
Total current liabilities	8,321,956	7,663,067
Long-term loans	3,677,777	3,338,075
Long-term loans - related party	7,932,645	8,122,384
TOTAL LIABILITIES	19,932,378	19,123,526
Net Assets	$ 13,638,714	$ 13,890,430